Investment in Associated Entity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure of changes in carrying amount of associated entity
The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

		For the year ended December 31,
	2023	2022
Opening Balance	$58,189	$34,781
Capital Investment	3,517	25,742
Company's share of net income of associated entity	4,134	2,890
Distributions	(7,013)	(5,224)
Ending Balance	$58,827	$58,189

Disclosure of summarized financial information for investment in associated entity
Summarized financial information for the Company's investment in SLM California and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

		For the year ended December 31,
	2023	2022
Royalty Revenue	$26,024	$18,887
Net income	10,338	7,660
The Company's ownership %	40.0	37.7
Company's share of net income of SLM California	$4,134	$2,890
Note 6 - Investment in Associated Entity (continued)
Income generated from the Company’s investment in SLM California is included in equity income from an investment in an associated entity. During the year ended December 31, 2023, the Company’s share of the royalty revenue in SLM California totaled $10,407 (2022 – $7,120).

		For the year ended December 31,
	2023	2022
Current assets	$11,252	$9,187
Non-current assets	-	-
Total liabilities	(6,709)	(5,298)
Net assets	4,543	3,889
The Company's ownership %	40.0	37.7
Acquisition fair value and other adjustments	57,010	56,722
Carrying amount of investment in associated entity	$58,827	$58,189